INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of the valuation allowance
Balance at the beginning of the year	¥ 205,976	¥ 155,852	¥ 152,241
Increase during the year	122,845	50,124	3,611
Balance at the end of the year	¥ 328,821	¥ 205,976	¥ 155,852